Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom Income Portfolio - Initial Class
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	468
VIP Freedom Income Portfolio - Service Class
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
VIP Freedom Income Portfolio - Service Class 2
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774